UNAUDITED CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 45,373	$ 31,770
Restricted cash	6,215	7,198
Trade receivables	4,430	415
Amounts due from affiliates	3,880	3,639
Advances to joint ventures	4,410	3,284
Inventory	20
Current portion of net investment in financing lease	5,308	4,969
Prepaid expenses and other receivables	3,220	3,883
Total current assets	72,856	55,158
Long-term assets
Restricted cash	9,143	12,095
Accumulated earnings of joint ventures	30,086	9,690
Advances to joint ventures		869
Vessels, net of accumulated depreciation	605,911	619,620
Other equipment	122	109
Intangibles and goodwill	11,995	14,056
Net investment in financing lease	265,264	269,288
Long-term deferred tax asset	207	102
Other long-term assets	822	823
Total long-term assets	923,550	926,652
Total assets	996,406	981,810
Current liabilities
Current portion of long-term debt	55,987	59,119
Trade payables	1,222	467
Amounts due to owners and affiliates	3,291	2,600
Value added and withholding tax liability	573	1,445
Derivative instruments	6,092	6,945
Accrued liabilities and other payables	12,724	7,232
Total current liabilities	79,889	77,808
Long-term liabilities
Long-term debt	341,394	355,470
Revolving credit facility due to owners and affiliates	24,681	18,465
Derivative instruments	11,136	19,530
Long-term tax liability	8,459	2,668
Long-term deferred tax liability	16,755	14,430
Other long-term liabilities	131	124
Total long-term liabilities	402,556	410,687
Total liabilities	482,445	488,495
EQUITY
Accumulated other comprehensive income (loss)	(20,316)	(29,572)
Total partners' capital	513,961	493,315
Total equity	513,961	493,315
Total liabilities and equity	996,406	981,810
8.75% Series A Preferred Units [Member]
EQUITY
Preferred units	176,078	167,760
Common units public [Member]
EQUITY
Common units	311,029	308,850
Common units Hegh LNG [Member]
EQUITY
Common units	$ 47,170	$ 46,277